Impairments (Tables)	3 Months Ended
Mar. 31, 2018
Impairments
Schedule of impairments

Skr mn	Jan–Mar 2018	Oct-Dec 2017	Jan–Mar 2017	Jan-Dec 2017
Impairment of financial assets	5	-5	-27	-59
Reversal of previous write-downs	—	63	4	110

Net impairment and reversals	5	58	-23	51
Established losses	—	—	-47	-47
Reserves applied to cover established credit losses	—	—	47	46
Recovered credit losses	0	0	—	1

Net credit losses	5	58	-23	51
Loss Allowance
Opening balance	-155	-212	-254	-254
Adjustments to opening balance due to IFRS 91	18
Reserves applied to cover established credit losses	—	—	47	46
Net impairment and reversals	5	58	-23	51
Exchange-rate differences	-3	-1	0	2

Closing balance	-135	-155	-230	-155

1	The transition to IFRS 9 as of January 1, 2018 resulted in a positive effect that amounted to Skr 18 million reported directly in retained earnings.

Schedule of reconciliation of changes in loss allowances by stages

Loss Allowance, January-March 2018

	Stage 1	Stage 2	Stage 3
Skr mn	Individually measured allowances			Total
Opening balance	-38	-33	-66	-137
Increases due to origination and acquisition	-4	0	—	-4
Net remeasurement of loss allowance	0	4	3	7
Transfer to stage 1	0	0	—	0
Transfer to stage 2	0	0	—	0
Transfer to stage 3	—	—	—	—
Decreases due to derecognition	1	1	—	2
Decrease in allowance account due to write-offs	—	—	—	—
Exchange-rate differences	-1	-1	-1	-3

Closing balance	-42	-29	-64	-135
of which lending	-42	-28	-62	-132
of which off balance	0	-1	-2	-3